Debt (Details Textual) (USD $)	3 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Aug. 01, 2013	Aug. 01, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 03, 2014	Apr. 03, 2014	Dec. 22, 2014	Feb. 20, 2015	Sep. 29, 2011
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total				$ 19,000,000		$ 13,000,000
Debt Instrument, Description				In addition, prior to making distributions, IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to twenty percent (20%) of the excess cash flow for such period.
Gains (Losses) on Extinguishment of Debt	(611,000)		0	0		(1,351,000)
Interest Expense, Debt	312,000		144,000	834,000		882,000
Gain on Reduction of Contingent Obligations				600,000
Restructure Of Seller Note				0		337,000
Long-term Debt, Total	48,425,000			51,064,000		24,726,000
Repayments of Long-term Debt, Total	1,000,000		0	250,000		13,500,000
IM Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							4.44%	4.44%
Proceeds from Issuance of Long-term Debt, Total							13,000,000	13,000,000
Debt Instrument, Description	IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to (i) fifty percent (50%) of the excess cash flow for such fiscal year, until such time as principal payments to BHI under the IM Term Loan and the JR Term Loan equals $1,000,000 in the aggregate, then twenty percent (20%) of the excess cash flow for such fiscal year.
Debt Instrument, Maturity Date, Description	five year term loan			five year term loan
Initial Outstanding Value of Long-term Debt or Borrowing	5,770,000
Other Notes Payable, Noncurrent	4,692,000			5,366,000		5,045,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries				1,300,000
Minimum Fixed Charge Ratio, Start Range				1.20
Minimum Fixed Charge Ratio, End Range				1.00
Minimum Liquidity Covenants				4,500,000
Minimum Net Worth Required for Compliance				40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization				5,500,000
Interest Expense, Long-term Debt	312,000		144,000	576,000		241,000
Long-term Debt, Total	12,500,000			12,750,000
IM Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries										500,000	500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization									17,000,000	15,500,000	7,500,000
JR Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total												9,000,000	9,000,000
Debt Instrument, Description	JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the JR Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture.			JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the JR Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture.
Debt Instrument, Maturity Date, Description	five year term loan			five year term loan
Other Notes Payable, Noncurrent	2,683,000	[1]		4,398,000	[1]	0
Maximum Capital Expenditures of Guarantor and its Subsidiaries				1,300,000
Minimum Fixed Charge Ratio, Start Range				1.20
Minimum Fixed Charge Ratio, End Range				1.00
Minimum Liquidity Covenants				4,500,000
Minimum Net Worth Required for Compliance				40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization				5,500,000
Interest Expense, Long-term Debt				249,000
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.5% or Prime plus 0.50%			LIBOR plus 3.5% or Prime plus 0.50%
Long-term Debt, Total	9,000,000			9,000,000
JR Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries										500,000	500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization									17,000,000	15,500,000	7,500,000
H Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total														10,000,000
Debt Instrument, Description	For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period			For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period
Debt Instrument, Maturity Date, Description	five year term loan			five year term loan
Maximum Capital Expenditures of Guarantor and its Subsidiaries				1,300,000
Minimum Fixed Charge Ratio, Start Range				1.20
Minimum Fixed Charge Ratio, End Range				1.00
Minimum Liquidity Covenants				4,500,000
Minimum Net Worth Required for Compliance				40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization				5,500,000
Interest Expense, Long-term Debt				9,000
Secured Debt				10,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.50% or Prime rate plus 0.50%			LIBOR plus 3.50% or Prime rate plus .50%
Long-term Debt, Total	10,000,000			10,000,000
H Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries										500,000	500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization									17,000,000	15,500,000	7,500,000
Ripka Seller Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate												7.33%	7.33%
Gains (Losses) on Extinguishment of Debt	611,000
Debt Instrument, Face Amount												6,000,000	6,000,000
Debt Instrument, Unamortized Discount												1,835,000	1,835,000
Imputed Annual Interest Rate												7.33%	7.33%
Initial Outstanding Value of Long-term Debt or Borrowing												4,165,000	4,165,000
Other Notes Payable, Noncurrent	2,683,000			4,398,000
Interest Expense, Debt	79,000			233,000
Floor Price Per Share for Conversion of Debt												$ 7.00	$ 7.00
Repayments of Long-term Debt, Total															3,000,000
Debt Conversion, Converted Instrument, Shares Issued															266,667
Debt Conversion, Original Debt, Amount	2,400,000
Debt Instrument, Periodic Payment															75,000
Prepayment Of Long Term Debt Fair Value	1,790,000
IM Brands [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization				6,000,000
IM Brands [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization									12,500,000	11,000,000	9,000,000
JR Licensing [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization				3,000,000
JR Licensing [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization										5,000,000	4,000,000
H Licensing [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Royalty Revenue, Total										6,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization									5,000,000	4,500,000	500,000
Ms. Ripka Seller Note One [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total															2,400,000
Ms. Ripka Seller Note Two [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total															600,000
IM Ready Made LLC [Member]
Debt Instrument [Line Items]
Repayment Of Contingent Obligation			315,000	315,000
IM Ready Made LLC [Member] | QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments				2,760,000
Earn-Out Obligation [Member]
Debt Instrument [Line Items]
Exercise Price of Common Stock	$ 4.50			$ 4.50
Royalty Earn Out Value	7,500,000			7,500,000
Gain on Reduction of Contingent Obligations				3,000,000		300,000
Long-term Debt, Total	3,000,000			3,000,000		3,600,000
QVC Inc [Member]
Debt Instrument [Line Items]
Business Acquisitions, Net Royalty Income	2,760,000			2,500,000
Royalty Revenue, Total	2,500,000			2,500,000
Ripka Earn-Out [Member]
Debt Instrument [Line Items]
Royalty Earn Out Value	5,000,000			5,000,000
Earn Out Payments	9,550,000			9,600,000		6,700,000
Royalty Revenue, Total	1,000,000			1,000,000
Long-term Debt, Total	3,780,000			3,800,000
Floor Price Per Share for Conversion of Debt	$ 7.00			$ 7.00								$ 7.00	$ 7.00
IM Seller Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																7,377,000
Stated Interest Rate on Note Payable						0.25%										0.25%
Subordinated Borrowing, Interest Rate						6.44%										9.25%
Debt Instrument, Unamortized Discount																1,740,000
Unamortization of Debt Discount (Premium)	76,000		79,000	321,000		576,000
Imputed Annual Interest Rate																9.00%
Initial Outstanding Value of Long-term Debt or Borrowing																5,637,000
Initial Prepaid Interest																123,000
Other Notes Payable, Noncurrent	4,692,000		5,366,000	5,366,000		5,045,000
Exercise Price of Common Stock																$ 4.50
Interest Expense, Debt	81,000		83,000	342,000		617,000
Restructure Of Seller Note						$ 337,000

[1]	$5.77 million of the current portion of long-term debt consists of contingent obligation related to IM Brands, described below, which is payable in common stock or cash, at the Company’s option. The current portion of long-term debt also includes the $2.24 million fair value of the Ripka Seller Notes, which was redeemed on April 21, 2015 for shares of our common stock (See Note 10, Subsequent Events).